Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Equity-Classified Warrants

The following table presents a summary of the activity for the Company’s equity-classified warrants during the year ended December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2022	-	$-	-
Reclassified from derivative liabilities	3,870	327.89	4.15
Granted	51,942	373.00	5.00
Exercised	(3,075)	368.16	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, December 31, 2023	52,737	$369.98	4.47
Total exercisable, December 31, 2023	52,737	$369.98	4.47

The following table presents a summary of the activity for the Company’s equity-classified warrants during the year ended December 31, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, December 31, 2023	52,737	$369.98	4.47
Granted(1)	1,923,496	6.00	3.47
Exercised	(211,163)	0.05	Indefinite
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, December 31, 2024(1)	1,765,070	$17.59	3.26
Total exercisable, December 31, 2024(1)	1,765,070	$17.59	3.26

(1)	Weighted average remaining contractual life calculations exclude (i) 16,652 Pre-Funded Warrants issued January 2024 that do not have a contractual expiration date, for which 0 remain outstanding at December 31, 2024 and (ii) 579,711 Pre-Funded Warrants granted September 2024 that do not have a contractual expiration date, for which 385,200 remain outstanding and are exercisable at December 31, 2024.

Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted

The following table summarizes the significant assumptions used in determining the fair value of equity classified warrants on the respective grant or reclassification dates for the years ended December 31, 2024 and 2023:

	2024	2023
Stock price	$7.20 – 16.80	$280.80 – 318.00
Exercise price	$6.90 – 25.41	$286.20 – 381.60
Risk-free interest rate	3.54% – 3.98%	4.07% – 4.40%
Expected volatility	95.00%	90.00 – 105.00%
Expected term (years)	1.50 – 5.00	3.86-5.00
Expected dividend yield	0.00%	0.00%